UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.7%	Rate (%)	Date	Amount ($)	Value ($
Alabama--1.0%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/16	2,500,000	2,848,050
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	12/1/16	1,000,000	1,160,570
Auburn University,
General Fee Revenue	4.00	6/1/15	1,690,000	1,831,267
Alaska--.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,170,820
Arizona--1.1%
Pima County,
Sewer System Revenue
Obligations	5.00	7/1/16	2,000,000	2,280,040
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/15/14	3,770,000	4,027,039
California--8.7%
California,
GO	5.00	9/1/16	2,500,000	2,862,125
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/15	2,550,000	2,817,418
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/15	2,695,000	3,050,902
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.15	8/1/14	3,625,000	3,725,014
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/15	7,335,000	8,169,063
California State Public Works
Board, LR (The Regents of the
Univeristy of California)
(Various Univeristy of
California Projects)	5.00	12/1/15	5,000,000	5,627,650
California State Public Works
Board, LR (Various Capital

Projects)	4.00	10/1/16	2,000,000	2,199,680
East Bay Municipal Utility
District, Water System Revenue	5.00	6/1/16	5,000,000	5,752,600
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000	5,354,950
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,140,420
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,552,558
Southern California Public Power
Authority, Transmission
Project Subordinate Revenue
(Southern Transmission Project)	5.00	7/1/14	3,000,000	3,210,390
Southern California Public Power
Authority, Transmission
Project Subordinate Revenue
(Southern Transmission Project)	4.00	7/1/16	2,000,000	2,231,120
Stockton Unified School District,
GO	3.00	7/1/14	700,000	720,370
Colorado--.4%
Denver City and County,
Airport System Revenue	5.00	11/15/16	1,000,000	1,138,990
Jefferson County Schoold District
Number R-1, GO	3.00	12/15/16	1,000,000	1,085,900
Connecticut--1.5%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/15	7,500,000	8,468,550
District of Columbia--.2%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,398,756
Florida--10.2%
Broward County School Board,
COP (Master Purchase Purchase
Agreement)	5.00	7/1/16	1,500,000	1,686,825
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/15	2,000,000	2,182,180
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000	5,830,660
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000	5,648,400
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,671,025
Florida State Board of Education,

Lottery Revenue	5.00	7/1/14	5,375,000	5,742,704
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/14	2,265,000	2,419,949
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,801,128
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	4.00	4/1/16	1,250,000	1,333,337
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/15	1,850,000	2,001,460
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,495,902
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/14	3,000,000	3,216,570
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	4,125,065
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,077,440
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,141,132
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/14	2,000,000	2,135,880
Sarasota County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/14	1,365,000	1,444,825
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000	1,609,800
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,164,994
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/14	1,715,000	1,809,857
Tampa Bay Water, A Regional Water
Supply Authority, Utility

System Revenue	5.00	10/1/15	2,080,000	2,327,707
Georgia--2.2%
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,626,450
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000	2,869,125
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	1,000,000	1,155,970
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	3,175,172
Hawaii--1.0%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000	5,957,278
Illinois--6.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000	4,012,223
Chicago,
Passenger Facility Charge
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/15	1,000,000	1,085,570
Illinois
GO	5.00	1/1/14	5,560,000	5,790,684
Illinois,
GO	5.00	1/1/15	2,665,000	2,866,474
Illinois,
GO	5.00	1/1/16	2,500,000	2,769,350
Illinois,
Sales Tax Revenue	4.00	6/15/16	2,750,000	3,053,297
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/16	5,050,000	5,790,078
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,414,561
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000	6,768,600
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/14	3,800,000	4,010,976
Indiana--1.7%
Indiana Finance Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/13	2,045,000	2,132,751
Indianapolis,

Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000	2,216,140
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	1/1/14	2,230,000	2,239,299
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,194,430
Kansas--.4%
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000	2,212,049
Louisiana--1.1%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	5,885,000	6,174,542
Maryland--4.2%
Baltimore County,
GO (Consolidated Public
Improvement)	5.00	11/1/15	5,600,000	6,317,864
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/15	3,435,000	3,838,613
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	6/1/16	7,000,000	8,048,250
Montgomery County,
GO (Consolidated Public
Improvement)	5.00	7/1/16	5,105,000	5,892,395
Massachusetts--2.5%
Massachusetts,
GO (Consolidated Loan)	5.00	12/1/16	5,000,000	5,826,000
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000	2,219,360
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	700,102
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/14	1,300,000	1,396,733
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	3,700,000	4,208,491

Michigan--3.7%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,314,781
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/15	1,000,000	1,075,210
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/16	1,000,000	1,086,960
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	1/15/15	4,300,000	4,697,965
Michigan Finance Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/15	5,000,000	5,610,050
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	2,500,000	2,694,025
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/14	2,500,000	2,695,725
Minnesota--1.7%
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000	6,416,201
Saint Paul Independent School
District Number 625, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000	1,485,467
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,772,396
Missouri--1.9%
Missouri Board of Fund
Commissioners, GO (Fourth
State Building)	4.00	10/1/16	3,700,000	4,169,456
Missouri Board of Public
Buildings, Special Obligation
Revenue	4.00	10/1/15	3,000,000	3,280,770
Springfield Public Utilities
Board, COP (Lease/Purchase
Agreement)	5.00	12/1/16	3,000,000	3,452,640
Nebraska--.7%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000	4,275,746
Nevada--.7%
Clark County School District,

Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/14	1,000,000	1,066,150
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.50	6/15/14	2,650,000	2,844,483
New Jersey--1.6%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/15	5,000,000	5,536,400
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/14	1,795,000	1,870,246
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000	1,800,336
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	215,000	225,294
New Mexico--1.3%
Gallup,
PCR (Tri-State Generation and
Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/14	3,785,000	4,020,843
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,199,650
New York--10.7%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000	1,853,582
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/14	2,120,000	2,301,048
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/1/15	2,750,000	3,091,715
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000	5,759,350
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	1,000,000	1,151,870
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/15	2,645,000	2,966,632

New York City,
GO	5.00	8/1/15	2,000,000	2,221,840
New York City,
GO	5.00	8/1/16	5,725,000	6,564,113
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/15	2,000,000	2,178,160
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/17	2,000,000	2,188,020
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	860,000	893,084
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	5,000,000	5,805,150
New York City Transitional Finance
Authority, Revenue (New York
City Recovery Bonds)	5.00	11/1/14	3,000,000	3,259,950
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,095,390
New York State Dormitory
Authority, School Districts
Revenue (Bond Financing
Program)	5.00	10/1/16	2,825,000	3,229,738
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	5,000,000	5,835,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,696,550
Port Authority of New York and New
Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000	3,584,340
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000	1,699,695
North Carolina--1.0%
Wake County,
GO (School Bonds)	5.00	2/1/17	5,100,000	5,989,338
Ohio--1.1%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,685,960
Ohio State University,
General Receipts Bonds	5.00	12/1/14	70,000	76,243
Ohio State University,

General Receipts Bonds	5.00	12/1/14	1,195,000	1,299,168
Oklahoma--1.5%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000	6,376,080
Tulsa County Industrial Authority,
Educational Facilities Lease
Revenue (Broken Arrow Public
Schools Project)	4.00	9/1/15	2,100,000	2,272,977
Oregon--.3%
Oregon,
GO (State Property - Various
Projects)	5.00	5/1/16	1,750,000	2,003,225
Pennsylvania--8.4%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,064,180
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,078,700
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	3,750,000	4,099,500
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/15	3,400,000	3,720,382
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,095,780
Pennsylvania,
GO	5.00	7/15/14	3,000,000	3,214,470
Pennsylvania,
GO	5.00	5/1/17	3,860,000	4,540,441
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,292,664
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	3,500,000	3,745,245
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/17	10,835,000	12,837,200
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	5,940,312
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,536,760
Philadelphia School District,

GO	5.00	9/1/15	1,200,000	1,329,840
South Carolina--.9%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,838,138
Columbia,
Waterworks and Sewer System
Revenue	4.00	2/1/15	1,000,000	1,072,990
Renewable Water Resources,
Sewer System Revenue	5.00	1/1/14	1,000,000	1,044,780
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,046,220
Tennessee--.9%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/14	5,000,000	5,436,900
Texas--7.3%
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,643,580
Comal Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/1/17	1,590,000	1,854,671
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/16	1,250,000	1,390,450
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,651,485
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000	2,364,195
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/16	2,115,000	2,397,839
Garland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,815,000	1,988,732
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/14	2,785,000	3,021,252
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/15	2,800,000	3,081,092
Love Field Airport Modernization

Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,560,568
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,316
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,322
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,316
Lower Colorado River Authority,
Revenue	5.00	5/15/14	985,000	1,047,104
Mission Economic Development
Corporation, SWDR (Waste
Management, Inc. Project)	6.00	8/1/13	2,500,000	2,569,000
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000	2,494,644
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	1,000,000	1,130,070
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	705,000	724,106
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,590,792
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000	1,055,800
University of Houston System Board
of Regents, Consolidated
Revenue	5.00	2/15/16	4,415,000	4,996,588
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/15	1,900,000	2,123,250
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/16	1,120,000	1,294,563
Waco,
GO	4.00	2/1/16	1,000,000	1,098,480
Utah--.3%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000	1,597,710
Virginia--3.2%
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant

Anticipation Revenue Notes	5.00	9/15/16	3,195,000	3,699,171
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000	4,613,130
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000	1,555,200
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,145,980
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,145,980
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000	4,149,039
Washington--3.9%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/15	1,500,000	1,648,365
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000	1,803,309
King County,
Sewer Revenue	5.00	1/1/16	5,000,000	5,644,350
Port of Seattle,
Intermediate Lien Revenue	3.00	8/1/15	2,400,000	2,523,480
Port of Seattle,
Limited Tax GO	5.00	12/1/15	1,050,000	1,169,721
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000	1,639,875
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000	2,297,354
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000	5,748,650
Wisconsin--1.2%
Wisconsin,
GO	5.00	5/1/16	1,500,000	1,713,630
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/14	3,250,000	3,471,065
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000	1,462,224
U.S. Related--2.0%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000	2,389,999
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,049,820
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000	1,791,029
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,209,050
Virgin Islands Public Finance
Authority, Senior Lien Revenue
(Virgin Islands Matching Fund
Loan Notes)	5.00	10/1/13	1,000,000	1,027,100
Total Long-Term Municipal Investments
(cost $552,965,144)				562,847,169
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.0%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania;
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)
(cost $200,000)	0.08	1/2/13	200,000 [a]	200,000
Total Investments (cost $553,165,144)			97.7%	563,047,169
Cash and Receivables (Net)			2.3%	13,499,013
Net Assets			100.0%	576,546,182

a	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2012, net unrealized appreciation on investments was $9,882,025 of which $10,119,756 related to appreciated investment securities and $237,731 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	563,047,169	-	563,047,169

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)